Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [Line Items]
Revenues	$ 1,614	$ 1,532	$ 3,288	$ 3,112
Reportable segments adjusted EBITDA	618	578	1,292	1,186
Corporate costs	(57)	(76)	(131)	(126)
Fair value adjustments (see note 5)	12	(6)	5	(2)
Depreciation	(38)	(42)	(76)	(88)
Other operating gains, net	2	14	1	31
Operating profit	391	316	805	703
Net interest expense	(49)	(49)	(97)	(100)
Other finance income (costs)	320	2	414	(4)
Share of post-tax earnings in equity method investments	(825)	1,092	(27)	7,389
Tax expense	92	(289)	(148)	(1,883)
(Loss) earnings from continuing operations	(71)	1,072	947	6,105
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	700	673	1,398	1,341
Reportable segments adjusted EBITDA	304	285	609	564
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	373	346	784	728
Reportable segments adjusted EBITDA	139	128	296	273
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	217	199	470	426
Reportable segments adjusted EBITDA	81	74	203	173
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	188	173	364	338
Reportable segments adjusted EBITDA	44	35	81	63
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	142	147	284	290
Reportable segments adjusted EBITDA	50	56	103	113
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(6)	(6)	(12)	(11)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(121)	(122)	(235)	(237)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (25)	$ (30)	$ (51)	$ (61)